EQUITY	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
EQUITY
24. EQUITY
24.a. Capital
Brazilian Corporation Law No. 6,404, of December 15, 1976 (“Corporation Law”), Article 166, item IV, establishes that capital may be increased by an Extraordinary Shareholders' Meeting Resolution by modifying the Articles of Incorporation, if the authorized capital increase limit has been reached.
The shareholders will have preemptive rights to subscribe for a capital increase, in proportion to their number of shares. By resolution of the Board of Directors, the preemptive right in the issuance of shares, convertible debentures and subscription bonus, whose placement may be made through sale on the Stock Exchange or public subscription, exchange for shares in a public offer for acquisition may be excluded control, under the terms of articles 257 and 263 of the Corporation Law, as well as enjoy tax incentives, under the terms of special legislation, as provided for in article 172 of the Corporation Law.
24.a.1) Company Capital Reductions
In accordance with and for the purposes of the provisions of article 157, paragraph 4, of the Brazilian Corporations Law, and the provisions of CVM Resolution No. 44, of August 23, 2021, during the fiscal years 2025 and 2024, the Company's Board of Directors approved capital reductions without the cancellation of shares, maintaining unchanged the number of shares and the percentage of shareholder participation in the Company's share capital, with the objective of improving the Company's capital structure, allowing for flexibility in the allocation of its capital, generating a balance between its need for resources and the generation of value for its shareholders, as described below:
•On January 24, 2024, the Company's Extraordinary General Meeting approved a reduction of R$1,500,000 in its share capital, from R$63,571,416 to R$62,071,416. After all applicable legal requirements were met, the reduction in share capital became fully effective on April 4, 2024. The Company made the payment of this reduction in share capital, net of withholding income tax, in Brazilian currency, in the amount of R$0.90766944153 per common share issued by the Company, to the shareholders listed in the Company's records at the end of the day on April 10, 2024.
•On December 18, 2024, the Company's Extraordinary General Meeting approved a reduction of R$2,000,000 in its share capital, from R$62,071,416 to R$60,071,416. After all applicable legal requirements were met, the reduction in share capital became fully effective on February 17, 2025. The Company made a payment of this reduction in share capital net of withholding income tax, in Brazilian currency, in the amount of R$1.23337023478 per common share issued by the Company, to the shareholders listed in the Company's records at the end of the day on February 27, 2025.
Of the capital reductions described above, as of the closing date of these consolidated financial statements, the Company had already paid R$3,408,907 to the identified shareholders, with the remaining amount of R$91,093 remaining to be available to these shareholders for the statutory limitation period.
On December 9, 2025, the Company's Board of Directors approved: (i) a proposal, to be considered and deliberated by the shareholders at an Extraordinary General Meeting (EGM), for a capital reduction operation of the Company in the amount of R$4.0 billion, without the cancellation of shares and through the restitution of resources to shareholders in Brazilian currency, to be paid in a single installment by July 31, 2026, on a date to be determined in due course by the Company's Board of Directors; and (ii) the convening, at an opportune time, of an EGM to deliberate on the aforementioned capital reduction proposal and the consequent amendment to the Company's Bylaws. If approved at an extraordinary general meeting, the implementation of the proposed capital reduction will be subject to a period of 60 days from the publication of the respective minutes, as provided for in article 174 of the Brazilian Corporations Law.
24.a.2) Reverse stock split and stock split
On March 13, 2025, the Company informed its shareholders and the market in general that: (i) at the Company's Extraordinary General Meeting held on the same date, the proposal to group all of the Company's common shares was approved, in the proportion of 40 shares for 1 share, and to subsequently split the shares, so that 1 grouped share would correspond to 80 shares, without altering the value of the Company's share capital, but only its total number of shares, with the consequent amendment to its Articles of Association (“Transaction”); (ii) at a meeting of the Company's Statutory Board held on the same date following the Extraordinary General Meeting, it was approved that the procedures for implementing the Transaction would begin on the same date, and the period between March 14, 2025 (inclusive) and April 14, 2025 (inclusive) was defined for shareholders holding common shares of the Company to, if applicable, compose their shareholdings in whole lots in multiples of 40, at their sole and exclusive discretion, in order to ensure ownership of a whole number of shares as a result of the Transaction (“Free Position Adjustment Period”).
As approved at the Extraordinary General Meeting, the Transaction did not imply any change in the total number of the Company's securities traded on the American market (American Depositary Receipt - “ADR”).
The objective of the Transaction was to provide greater liquidity to the Company's shares and, consequently, improve the price formation process, by increasing the number of shares in circulation effectively traded and adjusting their price. Furthermore, the Operation aimed to: (i) reduce operational and administrative costs arising from the current configuration of the Company's shareholder base; (ii) provide greater efficiency in the management of its shareholder base; (iii) increase the efficiency of the book-entry share registration and custody systems; (iv) improve the provision of information and communication, enhancing service to shareholders; and (v) provide greater efficiency in the distribution of dividends to the Company's shareholders.
Execution of the Transaction
The Transaction was executed on the business day following the end of the Free Position Adjustment Period, i.e., on April 15, 2025, at which time the Company's share capital was divided into 3,261,287,392 common shares without par value, and shareholders had their shareholdings adjusted. Once the Free Position Adjustment Period ended, shareholders holding fractional shares resulting from the Transaction would be subject to the procedure set out in the item "Remaining Fractional Shares," described below.
From April 15, 2025, inclusive, the shares began trading on an ex-share consolidation and ex-share split basis.
Remaining Fractional Shares
After the end of the Free Position Adjustment Period, fractional shares held by shareholders who did not adjust their position to multiples of 40 shares were grouped into whole numbers and sold at auction, held on the B3 stock exchange in the name of the fractional shareholders (“Auction”). The net proceeds from the sale of these shares were allocated and distributed proportionally among all holders of fractional shares as follows: (i) for shareholders with complete registration data, the amounts were deposited into the current account indicated in the respective shareholder's registration; (ii) for shareholders with shares deposited with the B3 Central Depository, the amounts were credited directly to the Central Depository, which was responsible for transferring them to the respective shareholder through its custodian agent; and (iii) for other unidentified shareholders or those without complete registration data: the amounts are available at the Company, for the legal period, for receipt by the respective holder upon provision of complete registration data.
The funds allocated to investors (residents and non-residents) were subject to income tax on any gains, which were taxed as "net gains," in accordance with current legislation.
The Transaction (i) was applied to all shareholders of the Company; (ii) did not result in a change in the value of the Company's share capital; (iii) did not modify the rights conferred by the Company's shares to their holders; and (iv) implied a change, in parallel with the completion of the Transaction, in the number of shares that make up each ADR, with 1 ADR now representing 2 ordinary shares issued by the Company, while the total number of ADRs in circulation remained unchanged.
On May 19, 2025, the Company informed its shareholders and the market in general that the aforementioned auction had been held for the sale of 35,633,792 common shares, formed from the aggregation of fractional shares resulting from the reverse stock split of all common shares issued by the Company, in the proportion of 40 shares for 1 share, with subsequent stock splitting, so that 1 grouped share became equivalent to 80 shares, without altering the value of the Company's share capital, but only its total number of shares.
The result of the auction, totaling R$949,354, net of costs and fees, equivalent to R$26.64196300439 per common share, was made available to the holders of fractional shares, in the respective proportions, until May 28, 2025.
From the reverse stock split and stock split described above, the closing date of these consolidated financial statements, the Company had already paid R$124,631 to the identified fractional shareholders, leaving an amount of R$824,723 available to unidentified shareholders or those with incomplete registration data. These values are not subject to monetary adjustment.
Company Capital Structure
The subscribed and paid-in share capital was R$60,071,416 and R$62,071,416 as of December 31, 2025 and 2024, respectively, represented by shares, all common, book-entry and without par value, distributed as follows:

	12.31.2025		12.31.2024
Shareholders	Number	%	Number (Adjusted)	%
Controlling Group	2,488,480,640	77.13%	2,488,480,640	76.30%
Telefónica, S.A.	1,268,797,680	39.33%	1,268,797,680	38.90%
Telefónica Latinoamérica Holding, S.L.	1,217,810,000	37.74%	1,217,810,000	37.34%
Telefónica Móviles Chile, S.A.	1,872,960	0.06%	1,872,960	0.06%
Other shareholders (Free Float)	707,125,712	21.91%	764,884,568	23.46%
Treasury Shares	30,940,270	0.96%	7,922,184	0.24%
Total shares	3,226,546,622	100.00%	3,261,287,392	100.00%
Treasury Shares	(30,940,270)		(7,922,184)
Total shares outstanding	3,195,606,352		3,253,365,208

Book value per outstanding share:
On 12.31.2025				R$	21.51
On 12.31.2024 - Adjusted				R$	21.43
The number of shares and the book value per share outstanding for the comparative period (December 31, 2024), originally presented as 1,626,682,604 and R$42.87, respectively, have been adjusted to reflect retrospective adjustments resulting from share consolidation and stock split processes, as described in Note 24.a.
24.b. Company's share buyback program
On February 25, 2025, the Company's Board of Directors, in accordance with article 15, item XV of the Company's Bylaws and CVM Resolution No. 77/2022, approved a new share buyback program for shares issued by the Company, which aims to acquire common shares issued by the Company for maintenance in treasury, subsequent cancellation or sale, without reducing the share capital, in order to increase shareholder value through the efficient application of available cash resources, optimizing the Company's capital allocation.
The share buyback will be carried out using resources available in the statutory profit reserve, and the result obtained in the current fiscal year may also be used, pursuant to article 8, § 1, items I and II of CVM Resolution No. 77/2022. As a result of the share consolidation and subsequent stock split of its own shares, effective April 15, 2025, the maximum number of shares that can be acquired under the Company's current share buyback program, approved on February 25, 2025, was automatically adjusted. The maximum amount to be used in the program is R$1.75 billion.
This program began on February 26, 2025 and will end on February 25, 2026.
Treasury shares are equity instruments that, when repurchased, are recognized at cost and deducted from equity. No gain or loss is recognized in the income statement on the purchase, sale, issuance or cancellation of the Company's own equity instruments. Any difference between the carrying amount and the consideration is recognized in other capital reserves.
In the fiscal year ended December 31, 2025, the Company repurchased 57,758,856 common shares, already adjusted after the completion of the share consolidation and stock split processes (note 24.a.), totaling R$1,746,480.
At a meeting held on July 24, 2025, the Company's Board of Directors approved the cancellation of 34,740,770 common, book-entry shares with no par value issued by the Company and held in treasury, equivalent to 1.07% of the share capital, without reducing the value of said capital, which were acquired in the context of the Company's Share Buyback Program. The amount of this share cancellation was R$928,922. As a result of the approved share cancellation, the Company's share capital is now divided into 3,226,546,622 common, book-entry shares with no par value.
Below, we present the movements of treasury shares, described in items c) and d) of this Note.

	Number of shares			Values
	Capital reserves	Income reserves	Total	Capital reserves	Income reserves	Total
Equity on December 31, 2023 (adjusted)	8,712	—	8,712	(194)	—	(194)
Share buybacks (adjusted)	—	51,802,800	51,802,800	—	(1,299,583)	(1,299,583)
Share cancellations (adjusted)	—	(43,889,328)	(43,889,328)	—	1,099,584	1,099,584
Equity on December 31, 2024 (adjusted)	8,712	7,913,472	7,922,184	(194)	(199,999)	(200,193)
Share buybacks	—	57,758,856	57,758,856	—	(1,746,480)	(1,746,480)
Share cancellations	(1,122)	(34,739,648)	(34,740,770)	30	928,892	928,922
Equity on December 31, 2025	7,590	30,932,680	30,940,270	(164)	(1,017,587)	(1,017,751)
24.c. Capital reserves
The balances for this item were R$(110,078) and R$63,095 as of December 31, 2025 and 2024, respectively, subdivided into:
•Special premium reserve: Refers to the tax benefit generated by the incorporation of Telefônica Data do Brasil Ltda., which will be capitalized in favor of the controlling shareholders (Telefónica and TLH) after the realization of the tax credit. The balances of this item were R$63,074 on December 31, 2025 and 2024.
•Treasury shares: Refers to the repurchases of common shares, using capital reserves. In 2025, 1,122 treasury shares were cancelled, totaling R$30. The balances of this item were R$164 and R$194 on December 31, 2025 and 2024, respectively.
•Other capital reserves: This refers to the effects of capital transactions that occurred in the acquisition, sale, and incorporation of companies by the Company and/or its subsidiaries, and other capital transactions. In 2025, the following events occurred: (i) cancellation of 1,122 treasury shares totaling R$30; (ii) capital transaction related to reverse stock split and stock split processes in the amount of (R$4,444) (Note 23.a.2.); and (iii) Capital transaction in the acquisition of CyberCo Brasil by TIS in the amount of (R$168,729) (Note 1.c.6). The balances of this item were (R$172,988) and R$215. on December 31, 2025 and 2024, respectively.
24.d. Income reserves
The balances for this item were R$8,735,352 and R$7,523,216 as of December 31, 2025 and 2024, respectively, subdivided into:
•Legal reserve: A statutory reserve, under corporate law, formed by appropriating 5% of the net profit for the year, until it reaches 20% of the paid-in share capital. The legal reserve may only be used to increase share capital and to offset accumulated losses.. The balance of this item on December 31, 2025 was R$4,426,814 (R$4,118,419 December 31, 2024).
•Treasury shares: This refers to the balance of 30,940,270 common shares resulting from repurchases and cancellations that occurred in 2025 and 2024, through the use of part of the reserve for shareholder remuneration and investments in 2025 and the result of the 2024 fiscal year. The balances of this item were R$1,017,587 and R$199,999 on December 31, 2025 and 2024, respectively.
•Tax incentives: This refers to the tax benefits that the Company possesses related to: (i) ICMS (State VAT) in the states of Minas Gerais and Espírito Santo, referring to credits granted by the competent bodies of said states, linked to investments in the installation of SMP (Mobile Personal Service) support equipment, in full operation and functioning, in accordance with the regulations in force, which ensure that the locations listed in the tender are included in the SMP coverage area; and (ii) a 75% reduction in IRPJ (Corporate Income Tax) levied on profits earned in the states of the North and Northeast regions of the country (SUDAM and SUDENE areas). The balances of this item were R$434,492 and R$426,933 on December 31, 2025 and 2024, respectively.
•Reserve for remuneration to shareholders and investments: A statutory reserve created by the Company pursuant to Article 194 of the Brazilian Corporations Law, to which up to 50% of the net profit for the fiscal year will be allocated, as proposed by Management, provided that the total balance of said reserve does not exceed 20% of the Company's share capital, in order to ensure resources for: (i) repurchase, redemption, reimbursement or amortization of shares issued by the Company itself; (ii) distribution of dividends to shareholders, including interim or special dividends or in the form of interest on equity; and (iii) investments related to the Company's activities. On July 24, 2025, 34,740,770 common, book-entry shares without par value issued by the Company and held in treasury were cancelled, amounting to R$928,922, through the partial use of this reserve. Regarding the remaining amount of net profit available for distribution for the year ended December 31, 2025, in the amount of R$2,642,662, it was proposed to allocate it to this reserve, to be deliberated at the Company's EGM to be held on 2026. The balances of this item were R$4,891,633 and R$3,177,863 on December 31, 2025 and 2024, respectively.
24.e. Dividend and interest on equity
24.e.1. Allocation of dividends and interest on equity for the 2025 and 2024
The amounts of IOE are calculated and presented net of Withholding Income Tax (“IRRF”). Exempt shareholders received the full IOE amount, without withholding income tax at source.
The amount per share, net of interest on equity declared for the fiscal years 2024 and 2025 (as of February 13, 2025, March 13, 2025, and April 1, 2025) has been recalculated and is presented taking into account the effects of the share consolidation and stock split of the Company carried out on April 15, 2025, Note 24.a.
In 2025
At meetings of the Company's Board of Directors, interest on equity was declared, in accordance with article 26 of the Company's Bylaws, article 9 of Law No. 9,249/1995 and CVM Resolution No. 143/2022. As provided for in article 26 of the Company's Bylaws, such interest will be attributed to the mandatory dividend for the year ending on December 31, 2025, ad referendum of the Shareholders' AGM to be held in 2026, as follows:

Dates
Deliberation	Credit	Payment date	Gross Amount	Net Value	Amount per Share, Net
02.13.2025	02.24.2025	12.02.2025	180,000	153,000	0.04714626133
03.13.2025	03.24.2025	12.02.2025	200,000	170,000	0.05246778188
04.01.2025	04.11.2025	04.30.2026	240,000	204,000	0.06296133934
05.12.2025	05.22.2025	04.30.2026	500,000	425,000	0.13116945695
06.12.2025	06.23.2025	04.30.2026	200,000	170,000	0.05264314492
07.14.2025	07.25.2025	04.30.2026	330,000	280,500	0.08715426995
08.14.2025	08.25.2025	04.30.2026	250,000	212,500	0.06624319750
09.11.2025	09.22.2025	04.30.2026	400,000	340,000	0.10608541339
10.14.2025	10.27.2025	04.30.2026	380,000	323,000	0.10078114272
11.13.2025	11.24.2025	04.30.2026	340,000	289,000	0.09035622247
12.16.2025	12.29.2025	04.30.2026	350,000	297,500	0.09309657299
		Total	3,370,000	2,864,500
In 2024
At the Annual General Meeting held on April 25, 2025, the administrators' accounts were approved, and the Management Report and Financial Statements, accompanied by the Independent Auditors' Report, the Audit and Control Committee's Opinion, and the Fiscal Council's Opinion, relating to the fiscal year ended December 31, 2024, as well as the proposal for the allocation of the result of said fiscal year 2024, were examined, discussed and voted on.
During the 2024 fiscal year, the Company allocated interim interest on equity, which was imputed to mandatory dividends, as follows:

Dates
Deliberation	Credit	Payment date	Gross Amount	Net Value	Amount per Share, Net
03.14.2024	03.28.2024	12.17.2024	300,000	255,000	0.07715190253
04.16.2024	04.29.2024	12.17.2024	380,000	323,000	0.09779002985
06.14.2024	06.26.2024	12.17.2024	175,000	148,750	0.04514626499
07.15.2024	07.26.2024	04.30.2025	650,000	552,500	0.16814026479
08.14.2024	08.26.2024	04.30.2025	400,000	340,000	0.10376995616
12.12.2024	12.26.2024	04.30.2025	1,200,000	1,020,000	0.31352151843
Total			3,105,000	2,639,250
24.e.2. Unclaimed dividends and interest on equity
Pursuant to Article 287, paragraph II, item “a” of Law No. 6404, of December 15, 1976, the dividends and interest on equity unclaimed by shareholders are subject to the statute of limitation 3 years, as from the initial payment date. The Company reverses the amounts of unclaimed dividends and IOE to equity once the statute of limitation occurred.
For the years ended December 31, 2025 and 2024, the Company reversed unclaimed dividends and interest on equity amounting to R$150,553 and R$126,977, respectively, which were included in calculations for decisions on Company dividends.
24.e.3. Remuneration to shareholders
The dividends are calculated in accordance with the Company Articles of Incorporation and the Corporation Law.
The table below shows the calculation of dividends and interest on equity for 2025 and 2024:

	2025	2024
Net income for the year	6,167,906	5,547,948
(-) Allocation to legal reserve	(308,395)	(277,397)
(-) Tax incentives – not distributable	(7,559)	(113,352)
Adjusted net income	5,851,952	5,157,199

IOE allocated for the year (gross)	(3,370,000)	(3,105,000)
Interim interest on equity (gross)	(3,370,000)	(3,105,000)

Unallocated net profit balance	2,481,952	2,052,199

(+) Unclaimed dividends and interest on equity	150,553	126,977
(+) Actuarial gains recognized and effect of limitation of surplus plan assets, net of taxes and other changes	10,157	367,299
(-) Share buyback and cancellation - share buyback programs	—	(1,099,584)
Income available for allocation	2,642,662	1,446,891

Proposal for allocation:
Reserve for shareholder remuneration and investments	2,642,662	1,446,891
Total	2,642,662	1,446,891

Mandatory minimum dividend – 25% of adjusted net income	1,462,988	1,289,300
The proposal to management of the 2025 financial year that is presented above will be submitted to the annual general meeting to be held in 2026.
24.f. Equity valuation adjustment
Currency translation effects for foreign investments: This refers to currency translation differences arising from the translation of financial statements of Aliança (joint venture).
Financial assets at fair value through other comprehensive income: Refers to changes in the fair value of equity instruments (shares).
Derivative financial instruments: These refer to the effective part of cash flow hedges up to the balance sheet date.
The changes in equity valuation adjustments, net of gains or losses and of taxes, when applicable, were as follows:

	Currency translation effects – foreign investments	Financial assets at fair value through other comprehensive income	Derivative transactions	Total
Balance on December 31, 2023	56,576	(9,274)	(593)	46,709
Translation losses	24,566	—	—	24,566
Losses from derivatives	—	—	593	593
Losses on financial assets at fair value through other comprehensive income	—	(13)	—	(13)
Balance on December 31, 2024	81,142	(9,287)	—	71,855
Translation gains	813		—	813
Losses from derivatives	—	—	(47,595)	(47,595)
Losses on financial assets at fair value through other comprehensive income	—	(20)	—	(20)
Balance on December 31, 2025	81,955	(9,307)	(47,595)	25,053
24.g. Non-controlling shareholders

	IoTCo Brasil	Vivo Ventures	FiBrasil	CloudCo Brasil	Total
Equity on December 31, 2023	96,607	43,055	—	22,746	162,408
Company	48,313	42,195	—	11,375	101,883
Non-controlling shareholders	48,294	860	—	11,371	60,525

Company	6,316	92,651	—	1,184	100,151
Capital contributions in investees	—	97,449	—	—	97,449
Movements in equity	(2,001)	—	—	15	(1,986)
Movements in the statements of income	8,317	(4,798)	—	1,169	4,688

Non-controlling shareholders	6,313	1,892	—	1,183	9,388
Capital contributions in investees	—	1,990	—	—	1,990
Movements in equity	(2,000)	—	—	14	(1,986)
Movements in the statements of income	8,313	(98)	—	1,169	9,384

Equity on December 31, 2024	109,236	137,598	—	25,113	271,947
Company	54,629	134,846	—	12,559	202,034
Non-controlling shareholders	54,607	2,752	—	12,554	69,913

Company	(54,629)	109,803	1,233,653	62,635	1,351,462
Capital contributions in investees	—	89,828	—	—	89,828
Business combination - FiBrasil - Fair Value	—	—	1,230,252	—	1,230,252
Movements in equity	—	—	15	(100)	(85)
Movements in result	1,490	19,975	3,386	6,616	31,467
Merger of IoTCo Brasil by CloudCo Brasil	(56,119)	—	—	56,119	—

Non-controlling shareholders	(54,607)	2,241	200,829	62,607	211,070
Capital contributions in investees	—	1,833	—	—	1,833
Business combination - FiBrasil - Fair Value	—	—	199,695	—	199,695
Movements in equity	—	—	5	(100)	(95)
Movements in result	1,489	408	1,129	6,611	9,637
Merger of IoTCo Brasil by CloudCo Brasil	(56,096)	—	—	56,096	—

Equity on December 31, 2025	—	249,642	1,434,482	150,355	1,834,479
Company	—	244,649	1,233,653	75,194	1,553,496
Non-controlling shareholders	—	4,993	200,829	75,161	280,983
24.h. Earnings per share
Basic and diluted earnings per share were calculated by dividing profit attributed to the Company's shareholders by the weighted average number of outstanding common and preferred shares. The Company does not hold any potential dilutive shares outstanding that could result in the dilution of earnings per share.

	2025	2024	2023
Net profit for the year attributed to shareholders holding shares	6,167,906	5,547,948	5,029,389
Weighted average of common shares outstanding (in thousands) - (2024 and 2023 - adjusted)	3,223,658	3,286,264	3,317,207
Basic and diluted results per common share (R$) - (2024 and 2023 - adjusted)	1.91	1.69	1.52
In accordance with accounting standard IAS 33 – “Earnings per share”, if the number of common shares increases as a result of a stock split or decreases as a result of a reverse stock split, the calculation of basic and diluted earnings per share for all periods presented must be adjusted retrospectively. In this context, the weighted average number of shares outstanding and the basic and diluted earnings per share outstanding for the comparatives periods: (i) December 31, 2024, originally presented as 1,643,132 and R$3.38, respectively; and (ii) December 31, 2023, originally presented as 1,658,604 and R$3.03, respectively , are being adjusted for the application of the retrospective adjustments of the assumptions of the reverse stock split and reverse stock split processes described in note 24.a.2).